Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets and Contract Liabilities
Schedule of intangible assets

	Above market	Above market time
	time charter	charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2019	$608	$678	$1,286
Additions	—	—	—
Amortization for the year	(303)	(302)	(605)
Intangibles, December 31, 2020	$305	$376	$681
Additions	—	—	—
Amortization for the period	(305)	(301)	(606)
Intangibles, December 31, 2021	$—	$75	$75

Schedule of estimated future amortization of intangible assets

(U.S. Dollars in thousands)
2022	75
Total	$75

Schedule of contract liabilities

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2021	December 31, 2021	2020	December 31, 2020	2019
Contract liabilities:
Unfavourable contract rights	$(2,169)	$1,517	$(3,686)	$1,517	$(5,203)
Total amortization income		$1,517		$1,517

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
2022	$1,517
2023	652
2024	—
2025	—
2026	—
2027	—
Total	$2,169